Amounts Due from Related Companies (Tables)	12 Months Ended
Sep. 30, 2017
Amounts Due from Related Companies/ Related Party Transactions [Abstract]
Summary of amounts due from related companies
	As of September 30, 2017	As of September 30, 2016
	US$(’000)	US$(’000)

Shaanxi Tech Team Jinong Humid Acid Product Co., Ltd	$450	$44
Xi’an Tech Team Investment Holdings (Group) Co., Ltd.	1,827	1,823
Xi’an Xinrong Engineering and Industry (Group) Co., Ltd	4,296	4,285
900LH.com Food Co., Ltd.	165	-
Others	248	-
Total	$6,986	$6,152